Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000146024 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000146024 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000146024 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000003421 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003421 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000003421 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000003422 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003422 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000003422 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.00%
C000003449 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000003449 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000003449 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000003457 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000003457 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000003457 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000070154 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000070154 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000070152 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000070152 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000232976 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.20%
C000232976 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000250980 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000193056 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000193058 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%